Acquisitions, investments, purchases of intangible assets and divestitures	12 Months Ended
Dec. 31, 2018
Acquisitions, investments, purchases of intangible assets and divestitures
Acquisitions, investments, purchases of intangible assets and divestitures

3. Acquisitions, investments, purchases of intangible assets and divestitures

The Company completed acquisitions, investments and the purchase of intangible assets in the amount of €956.803, €682.676 and €774.277 in 2018, 2017 and 2016, respectively. In 2018, €925.267 was paid in cash and €31.536 were assumed obligations and non-cash consideration. In 2017, €565.694 was paid in cash and €116.982 were assumed obligations and non-cash consideration. In 2016, €521.800 was paid in cash and €252.477 were assumed obligations and non-cash consideration.

Acquisitions

The Company made acquisitions of €280.643, €638.307 and €632.342 in 2018, 2017 and 2016, respectively in order to expand the scope of its services and to increase its market shares in the respective countries. In 2018, €249.965 was paid in cash and €30.678 were assumed obligations and non-cash consideration. In 2017, €521.325 was paid in cash and €116.982 were assumed obligations and non-cash consideration. In 2016, €379.865 was paid in cash and €252.477 were assumed obligations and non-cash consideration.

The Company’s acquisition spending was driven primarily by the purchase of dialysis clinics in the normal course of its operations in 2018, 2017 and 2016 as well as the acquisition of an operator of day hospitals in Australia in 2017 and the purchase of a medical technology company focusing on the treatment of lung and cardiac failure in 2016.

Impacts on consolidated financial statements from acquisitions

The assets and liabilities of all acquisitions were recorded at their estimated fair value at the date of the acquisition and are included in the Company’s financial statements and operating results from the effective date of acquisition. The previous year’s acquisitions did not have a significant impact on the consolidated financial statements in 2018.

The excess of the total acquisition costs over the fair value of the net assets acquired resulted in goodwill of €328.702 and €651.491 at December 31, 2018 and 2017, respectively.

The purchase price allocations for all collectively and individually non-material acquisitions for 2018 are not yet finalized. The Company is in the process of obtaining and evaluating the information necessary for the purchase price allocations, primarily related to property, plant and equipment, intangible assets, accounts receivable and other liabilities. In 2018, based on preliminary purchase price allocations, the Company recorded €328.702 of goodwill and €12.368 of intangible assets, which represent the share of both controlling and noncontrolling interests. Goodwill arose principally due to the fair value of the established streams of future cash flows for these acquisitions versus building similar franchises.

Business combinations during 2018 increased the Company’s net income (net income attributable to shareholders of FMC-AG & Co. KGaA) by €2,434, excluding the costs of the acquisitions, and revenue increased by €59,452. Total assets increased €360.375 due to business combinations.

Investments and purchases of intangible assets

Investments and purchases of intangible assets were €676.160, €44.369 and €141.935 in 2018, 2017 and 2016, respectively. These amounts were primarily driven by investments in securities and an equity investment in Humacyte, a medical research, discovery and development company, to gain a 19% fully diluted ownership stake as well as a related exclusive global distribution right to Humacyte’s bioengineered human acellular vessels in 2018, as well as purchases of intangible assets and an investment in securities in 2017, and an investment in securities and notes receivables related to an equity method investee in 2016. Of this amount €675.302, €44.369 and €141.935 were paid in cash in 2018, 2017 and 2016, respectively.

Divestitures

Proceeds from divestitures were €1.683.292, €437.031 and €193.893 in 2018, 2017 and 2016, respectively. These amounts mainly related to the divestiture of the controlling interest in Sound Inpatient Physicians, Inc. (“Sound”) (see notes 4 c) and 25) as well as divestitures of securities in 2018, the sale of a provider of non-dialysis laboratory testing services and a provider of outsourced clinical services in the North America Segment, divestitures of securities in 2017, a divestment of securities and the repayment of notes receivables related to an equity method investee in 2016. In 2018, €1.682.975 was received in cash and €317 were non-cash components. In 2017, €415.388 was received in cash and €21.643 were non-cash components. In 2016, €190.247 was received in cash and €3.646 were non-cash components.